Aggregate Annual Maturities of Long-Term Debt Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	¥ 1,547
2014	1,199
2015	611
2016	182
2017	91
Thereafter	34
Long-term debt, including current installments	¥ 3,664	¥ 7,070